Borrowings	12 Months Ended
Dec. 31, 2024
Borrowings [Abstract]
BORROWINGS
9.	BORROWINGS

As of December 31, 2023 and 2024, the bank borrowings were for working capital and capital expenditure purposes. Short-term borrowings consisted of the following:

	Annual Interest		December 31,
	Rate	Maturity	2023	2024
Huaxia Bank Shanghai Branch Sales Department	3.95%	September to October, 2025	$14,087	$13,700
Bank of Communications Shanghai Putuo Branch(i)	4.79%	January, 2025	7,042	6,850
China Merchants Bank Shanghai Damuqiao Branch(i)	3.30%-3.50%	March to May, 2025	4,225	6,823
Putuo Branch of Shanghai Pudong Development Bank(i)	4.30%	May, 2025	4,225	4,110
Bank of Dalian Shanghai Jing’an Sub-branch(i)	4.80%	December, 2025	4,225	4,110
Industrial Bank Co., LTD. Shanghai Pudong branch(i)	4.00%-4.95%	April to June, 2025	2,817	4,110
China Minsheng Bank Co., LTD. Shanghai branch	3.35%	August to September, 2025	4,225	3,973
Bank of Beijing Shanghai Branch(i)	3.45%	June, 2025	4,225	2,740
China CITIC Bank Shanghai Pudian Road Branch(i)	4.25%	March, 2025	2,679	2,740
Bank of Nanjing North Bund Branch(i)	4.50%	March, 2025	3,521	2,740
China Construction Bank Shanghai Jing’an Branch(i)	3.45%-3.85%	March to June, 2025	4,225	2,740
ICBC Shanghai Zhang Jiang high tech Park Branch(i)	4.25%	December, 2025	2,817	2,740
Xiamen International Bank Shanghai Jinqiao Branch(i)	5.20%	June, 2025	2,817	2,740
Bank of Ningbo Co., LTD. Shanghai Lianyang branch(i)	4.30%	June, 2025	2,817	2,740
Bank of Jiangsu Co., LTD. Songjiang branch(i)	3.85%	January, 2025	-	2,740
Bank of China Limited Shanghai Zhabei branch(i)	4.10%	May to June, 2025	2,747	2,671
China Minsheng Bank Co., LTD. Shanghai branch(i)	3.35%	August, 2025	-	2,055
Bank of Beijing Shanghai Branch(ii)	3.45%	January, 2025	-	1,370
Bank of Beijing Shanghai Branch	3.10%-3.45%	January to December, 2025	-	1,370
China CITIC Bank Shanghai Pudian Road Branch	4.25%	January to April, 2025	1,406	1,370
Bank of Nanjing North Bund Branch(ii)	4.50%	March to August, 2025	-	1,370
Bank of China Limited Shanghai Zhabei branch(ii)	2.70%-2.95%	September to November, 2025	1,408	1,370
Huangpu Branch of Bank of Shanghai(i)	3.85%	March, 2025	1,408	1,370
Agricultural Bank of China Co., LTD. Shanghai Minhang branch(ii)	2.90%	November, 2025	1,408	1,370
Agricultural Bank of China Co., LTD. Shanghai Xuhui branch(ii)	2.90%	November, 2025	-	1,370
China Merchants Bank Shanghai Damuqiao Branch(ii)	3.60%	May, 2025	-	1,356
Guangfa Bank Co., LTD. Shanghai branch(ii)	3.80%	February, 2025	986	959
HSBC Bank (China) Limited Shanghai branch(i)	4.85%	March, 2024	4,225	-
China Merchants Bank Shanghai Damuqiao Branch	4.00%-5.01%	May to September, 2024	4,085	-
Huangpu Branch of Bank of Shanghai(ii)	4.45%	February, 2024	1,409	-
Total			$83,029	$83,597

(i)	As of December 31, 2023 and 2024, the bank borrowings of $54,015 and $54,019 were guaranteed by SunCar Online, one of subsidiaries of the Group.

(ii)	As of December 31, 2023 and 2024, the bank borrowings of $5,211 and $9,165 were guaranteed by Shengda Automobile, one of subsidiaries of the Group.

The interest expenses were $3,809, $3,666 and $3,669 for the years ended December 31, 2022, 2023 and 2024, respectively. The weighted average interest rates of short-term loans outstanding were 4.89%, 4.45% and 4.10% per annum as of December 31, 2022, 2023 and 2024, respectively.